Employee Benefits - Summary of effect on defined obligations (Parenthetical) (Detail) - Actuarial assumption of discount rates [member]	Mar. 31, 2020	Mar. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased by 0.1%	0.10%	0.10%
Decreased by 0.1%	0.10%	0.10%